Organization and Description of Business	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
HTA, a Maryland corporation, and HTALP, a Delaware limited partnership, were incorporated or formed, as applicable, on April 20, 2006. HTA operates as a REIT and is the general partner of HTALP, which is the operating partnership, in an umbrella partnership, or “UPREIT” structure. HTA has qualified and intends to continue to be taxed as a REIT for federal income tax purposes under the applicable sections of the Internal Revenue Code of 1986, as amended.
We own real estate primarily consisting of medical office buildings (“MOBs”) located on or adjacent to hospital campuses or in off-campus, community core outpatient locations across 32 states within the United States, and we lease space to tenants primarily consisting of health systems, research and academic institutions, and various sized physician practices.  Through our full-service operating platform, we provide leasing, asset management, acquisitions, development and other related services for our properties.
Our primary objective is to maximize stockholder value with growth through strategic investments that provide an attractive risk-adjusted return for our stockholders by consistently increasing our cash flow. In pursuing this objective, we: (i) seek internal growth through proactive asset management, leasing, building services and property management oversight; (ii) target accretive acquisitions and developments of MOBs in markets with attractive demographics that complement our existing portfolio; and (iii) actively manage our balance sheet to maintain flexibility with conservative leverage. Additionally, from time to time we consider, on an opportunistic basis, significant portfolio acquisitions that we believe fit our core business and we expect to enhance our existing portfolio.
Merger with Healthcare Realty Trust Incorporated
On July 20, 2022, Healthcare Trust of America, Inc. (the “Company”), a Maryland corporation, Healthcare Trust of America Holdings, LP, a Delaware limited partnership (the “Company OP”) of which the Company is the sole general partner, HR Acquisition 2, LLC, a Maryland limited liability company and a direct, wholly owned subsidiary of the Company (“Merger Sub”), consummated a Merger with Healthcare Realty Trust Incorporated, a Maryland corporation (“HR”), pursuant to a definitive Agreement and Plan of Merger (the “Merger Agreement”) dated February 28, 2022, which was unanimously approved by the boards of directors of the Company and HR. Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub merged with and into HR, with HR surviving the Merger (the “Merger”).
Pursuant to the terms in the Merger Agreement, each outstanding share of Common Stock, $0.01 par value per share, of HR (“HR Common Stock”) was converted into the right to receive 1.0 (the “Exchange Ratio”) share of Class A Common Stock, $0.01 par value per share, of the Company (“Company Common Stock” and, such consideration, the “Merger Consideration”). Pursuant to the closing of the Merger and the other transactions contemplated therein, the holders of shares of Company Common Stock issued and outstanding on July 19, 2022 received a special distribution in the amount of $4.82 in cash per share of Company Common Stock held on such date (the “Special Distribution Payment”).
Except where noted, the condensed consolidated financial statements for the quarter ended June 30, 2022, descriptions of the Company, legal structure, employees, management, board of directors, customers, capitalization, risks and uncertainties, plans and objectives, strategy, and portfolio information solely relate to the Company prior to the consummation of the Merger without giving specific consideration to the combined entity post-Merger or plans of the Company’s management after the Merger.
COVID-19 Pandemic
On March 11, 2020 the novel coronavirus disease (“COVID-19”) was declared a pandemic by the World Health Organization. As the virus continued to spread throughout the United States and other countries across the world, Federal, state and local governments took various actions including the issuance of “stay-at-home” orders, social distancing guidelines and ordering the temporary closure of non-essential businesses to limit the spread of COVID-19. While many businesses have reopened and vaccinations are becoming more widely available to the general population, the economic uncertainty created by the COVID-19 pandemic continues to present risks to the Company and the future results of our operations. Although we did not experience significant disruptions from the COVID-19 pandemic during the six months ended June 30, 2022, should current and planned measures, including further development and delivery of vaccines and other measures intended to reduce or eliminate the spread of COVID-19, past and/or proposed economic stimulus, and other laws, acts and orders proposed or enacted by these various governmental agencies ultimately not be successful or limited in their efficacy, our business and the broader real estate industry may experience significant adverse consequences. These consequences include loss of revenues, increased expenses, increased costs of materials, difficulty in maintaining an active workforce, and constraints on our ability to secure capital or financing, among other factors.